Note 27 - Investments in Associates and Joint Ventures - Information Regarding Investments (Details) - USD ($) $ in Thousands			5 Months Ended		12 Months Ended
		Aug. 01, 2017	Dec. 31, 2017		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Total revenue					$ 334,855		$ 172,276	$ 128,892
Other income								5,460
Cost of revenue	[1]				(73,991)		(20,009)	(3,969)
Personnel expenses including share-based remuneration					(61,029)		(34,683)	(42,134)
Marketing and distribution expenses					(73,150)		(31,381)	(30,971)
Depreciation and amortization					(18,933)		(12,694)	(16,604)
Other expenses					(32,210)		(28,359)	(25,359)
Operating profit (loss)					20,662		45,301	10,239
Finance income					10,530		1,637	1,054
Finance expense					(1,505)		(1,695)	(238)
Income tax (expense) benefit					5,602		6,481	1,440
Net income					57,899		35,160	6,064
Other comprehensive income that may be reclassified to net income					(1,824)		(1,289)	2,235
Total comprehensive income					56,075		33,871	8,299
Share of net income (loss) of associates and joint ventures					(3,818)		(3,248)	(1,670)
Current assets					418,327		238,090
Non-current assets					642,293		587,213
Current liabilities					128,570		34,002
Non-current liabilities (4)					19,844		15,841
Total equity			$ 583,503		912,206		775,460	583,503		$ 568,197
Operating profit (loss)					20,662		45,301	10,239
Profit (loss)					57,899		35,160	6,064
Net income attributable to the owners of the parent					57,899		35,160	$ 6,064
Assets					1,060,620		825,303
Short-term liabilities					$ 128,570		$ 34,002
nHorizon [member]
Statement Line Items [Line Items]
Groups share in %					29.09%		29.09%	29.09%
Total revenue					$ 43,335		$ 48,992	$ 42,298
Operating profit (loss)					1,821		(1,568)	(2,219)
Net income					1,780		(2,056)	(2,710)
Other comprehensive income that may be reclassified to net income
Total comprehensive income					1,780		(2,056)
Group's share of net income, before adjustments (loss)					518			(788)
Current assets					8,225		9,761
Non-current assets					695		1,065
Current liabilities			15,720		5,875		3,818	15,720
Non-current liabilities (4)							5,469
Total equity			3,583		3,045		1,539	3,583
Operating profit (loss)					1,821		(1,568)	(2,219)
Profit (loss)					1,780		(2,056)	(2,710)
Adjustments related to amortization of intangible assets
Net income attributable to the owners of the parent							(598)	(788)
Assets			19,302					19,302
Short-term liabilities			$ 15,720		$ 5,875		$ 3,818	15,720
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Groups share in %		50.10%	50.10%		50.10%		50.10%
Total revenue			$ 7,562		$ 4,990		$ 4,498
Operating profit (loss)			(505)		(3,016)		(4,528)
Net income			(529)		(5,134)		(4,735)
Other comprehensive income that may be reclassified to net income							188
Total comprehensive income					(5,134)		(4,547)
Group's share of net income, before adjustments (loss)			(265)		(2,572)
Current assets					4,447		2,751
Non-current assets					1,560		2,851
Current liabilities			5,649		13,074		7,818	5,649
Non-current liabilities (4)					5,754		5,114
Total equity			(2,977)		(12,822)		(7,331)	(2,977)
Operating profit (loss)			(505)		(3,016)		(4,528)
Profit (loss)			(529)		(5,134)		(4,735)
Adjustments related to amortization of intangible assets			(54)
Net income attributable to the owners of the parent			(318)				(2,372)
Assets			2,672					2,672
Short-term liabilities			5,649		$ 13,074		$ 7,818	$ 5,649
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Groups share in %					13.10%	[2]	19.90%	19.90%	[3]
Total revenue					$ 16,687		$ 848		[3]
Other income					339		9,500		[3]
Cost of revenue					(41,117)		(255)		[3]
Personnel expenses including share-based remuneration					(15,490)		(5,738)	(2,331)	[3]
Marketing and distribution expenses					(6,623)		(162)		[3]
Depreciation and amortization					(5,858)		(260)		[3]
Other expenses					(19,616)		(4,293)	(500)	[3]
Operating profit (loss)					(71,678)		(359)	(2,831)	[3]
Finance income					736		1		[3]
Finance expense					(417)		(25)		[3]
Income tax (expense) benefit					(114)				[3]
Net income					(71,474)		(384)	(2,831)	[3]
Other comprehensive income that may be reclassified to net income									[3]
Total comprehensive income					(71,474)		(384)	(2,831)	[3]
Group's share of net income, before adjustments (loss)					(2,938)		(76)	(563)	[3]
Gain on partial disposal (3)	[4]				1,174				[3]
Share of net income (loss) of associates and joint ventures					(1,764)		(76)	(563)	[3]
Current assets			5,600	[3]	99,238		4,302	5,600	[3]
Non-current assets			55	[3]	24,656		4,918	55	[3]
Current liabilities			8,431	[3]	28,870		12,043	8,431	[3]
Non-current liabilities (4)	[5]			[3]	170,015		453		[3]
Total equity			(2,776)	[3]	(74,992)		(3,276)	(2,776)	[3]
Operating profit (loss)					(71,678)		(359)	(2,831)	[3]
Profit (loss)					(71,474)		(384)	(2,831)	[3]
Short-term liabilities			$ 8,431	[3]	$ 28,870		$ 12,043	$ 8,431	[3]
StarMaker Inc. [member]
Statement Line Items [Line Items]
Groups share in %	[3]				19.35%		19.35%
Total revenue					$ 29,035		$ 12,332
Operating profit (loss)					(8,485)		(9,639)
Net income					(8,485)		(8,602)
Other comprehensive income that may be reclassified to net income
Total comprehensive income					(8,485)		(8,602)
Current assets					13,869		21,366
Non-current assets					11,377		11,245
Current liabilities					29,870		30,163
Non-current liabilities (4)
Total equity					(4,624)		2,448
Operating profit (loss)					(8,485)		(9,639)
Profit (loss)					(8,485)		(8,602)
Short-term liabilities					$ 29,870		$ 30,163

[1]	Certain expenses in the comparative periods have been reclassified as Cost of revenue. See Note 7 for more details.
[2]	Reflects the total ownership interest in OPay as of December 31, 2019, 10.24% of which is held in preferred shares and 2.86% in ordinary shares. The ownership interest reduced during 2019. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns 8.85% of the total number of ordinary shares issued by OPay.
[3]	Period from November 1 to December 31, 2017.
[4]	In 2019, the Group sold some of its ordinary shares in OPay for the purpose of an employee equity program in the company. The gain on partial disposal is included in Share of net income (loss) of associates and joint ventures in the Statement of Operations. See Note 28 for more information.
[5]	Preferred shares issued by OPay are classified as financial liabilities in the financial statements of the company.